Income taxes (Table)	12 Months Ended
Dec. 31, 2018
Income tax [abstract]
Significant components of income tax expense [Table Text Block]
Significant components of income tax expense
	Full year
(in USD million)	2018	2017	2016

Current income tax expense in respect of current year	(10,724)	(7,680)	(3,869)
Prior period adjustments	(49)	(124)	(158)

Current income tax expense	(10,773)	(7,805)	(4,027)

Origination and reversal of temporary differences	(1,359)	(904)	1,372
Recognition of previously unrecognised deferred tax assets	923	0	0
Change in tax regulations	(28)	(14)	(50)
Prior period adjustments	(99)	(100)	(20)

Deferred tax expense	(563)	(1,017)	1,302

Income tax expense	(11,335)	(8,822)	(2,724)

Reconciliation of statutory tax rate to effective tax rate [Table Text Block]
Reconciliation of statutory tax rate to effective tax rate
	Full year
(in USD million)	2018	2017	2016

Income/(loss) before tax	18,874	13,420	(178)

Calculated income tax at statutory rate1)	(5,197)	(3,827)	676
Calculated Norwegian Petroleum tax2)	(8,189)	(5,945)	(2,250)
Tax effect uplift2)	736	784	812
Tax effect of permanent differences regarding divestments	400	(85)	153
Tax effect of permanent differences caused by functional currency different from tax currency	116	(229)	(356)
Tax effect of other permanent differences	337	291	(48)
Tax effect of dispute with Angolan Ministry of Finance3)	0	496	0
Recognition of previously unrecognised deferred tax assets4)	923	0	0
Change in unrecognised deferred tax assets	72	(169)	(1,625)
Change in tax regulations	(28)	(14)	(50)
Prior period adjustments	(148)	(224)	(177)
Other items including currency effects	(357)	100	141

Income tax expense	(11,335)	(8,822)	(2,724)

Effective tax rate	60.1%	65.7%	>(100%)

  The weighted average of statutory tax rates was 27.5% in 2018, 28.5% in 2017 and 379.8% in 2016. The rates are influenced by earnings composition between tax regimes with lower statutory tax rates and tax regimes with higher statutory tax rates. The change in weighted average statutory tax rate from 2017 to 2018 is mainly caused by the reduction in the Norwegian statutory tax rate from 24% in 2017 to 23% in 2018. The high rate in 2016 and the change in weighted average statutory tax rate from 2016 to 2017 is mainly caused by earnings composition between tax regimes with lower statutory tax rates and tax regimes with higher statutory tax rates. In 2016 there were positive income in tax regimes with relatively lower tax rates and losses, including impairments and provisions, in tax regimes with relatively higher tax rates.
  When computing the petroleum tax of 55% (56% from 2019) on income from the Norwegian continental shelf, an additional tax-free allowance, or uplift, is granted on the basis of the original capitalised cost of offshore production installations. The uplift may be deducted from taxable income for a period of four years starting in the year in which the capital expenditure is incurred. For investments made in 2018 the uplift is calculated at a rate of 5.3% per year, while the rate is 5.4% per year for investments made in 2017 and 5.5% per year for investments made in 2014-2016. The rate is 5.2% per year from 2019 for new investments. Transitional rules apply to investments from 5 May 2013 covered by among others Plans for development and operation (PDOs) or Plans for installation and operation (PIOs) submitted to the Ministry of Oil and Energy prior to 5 May 2013. For these investments the rate is 7.5% per year. Unused uplift may be carried forward indefinitely. At year end 2018 and 2017, unrecognised uplift credits amounted to USD 1,780 million and USD 2,003 million, respectively.
  In June 2017 Equinor signed an agreement with the Angolan Ministry of Finance which resolved the dispute over previously assessed additional profit oil and taxes due, and established how to allocate profit oil and assess petroleum income tax (PIT) related to Equinor’s participation in Block 4, Block 15, Block 17 and Block 31 offshore Angola for the years 2002 to 2016.
  An amount of USD 923 million of previously unrecognised deferred tax assets was recognised in the E&P International reporting segment in 2018. The recognition of the deferred tax assets is based on the expectation that sufficient taxable income will be available through reversals of taxable temporary differences or future taxable income supported by business forecast.

Deferred tax assets and liabilities [text block]
Deferred tax assets and liabilities comprise
(in USD million)	Tax losses carried forward	Property, plant and equipment and Intangible assets	Asset removal obligation	Pensions	Derivatives	Other	Total

Deferred tax at 31 December 2018
Deferred tax assets	5,761	351	8,118	785	95	1,095	16,205
Deferred tax liabilities	(0)	(20,987)	0	(14)	(96)	(476)	(21,573)

Net asset (liability) at 31 December 2018	5,761	(20,636)	8,118	771	(1)	620	(5,367)

Deferred tax at 31 December 2017
Deferred tax assets	4,459	259	8,049	738	34	763	14,302
Deferred tax liabilities	(0)	(19,027)	0	(11)	(27)	(451)	(19,515)

Net asset (liability) at 31 December 2017	4,459	(18,768)	8,049	728	7	312	(5,213)

Changes in net deferred tax liability during the year [Table Text Block]
Changes in net deferred tax liability during the year were as follows:
(in USD million)	2018	2017	2016

Net deferred tax liability at 1 January	5,213	4,231	5,399
Charged (credited) to the Consolidated statement of income	563	1,017	(1,302)
Charged (credited) to Other comprehensive income	(22)	38	(129)
Translation differences and other	(386)	(73)	264

Net deferred tax liability at 31 December	5,367	5,213	4,231

Disclosure of Net deferred tax assets and liabilities [Table Text Block]
	At 31 December
(in USD million)	2018	2017

Deferred tax assets	3,304	2,441
Deferred tax liabilities	8,671	7,654

Disclosure of unrecognised deferred tax assets [Table Text Block]
Unrecognised deferred tax assets
	At 31 December
	2018		2017
(in USD million)	Basis	Tax	Basis	Tax

Deductible temporary differences	2,439	1,123	3,415	1,409
Tax losses carried forward	14,802	3,940	17,412	4,661

Total	17,241	5,062	20,827	6,070